SHARE-BASED COMPENSATION - Exercised options in 2023 and Summary of exercise ranges (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Closing foreign exchange rate	1.1002	1.0667	1.1334
Number of share options outstanding in share-based payment arrangement (in shares) | shares	34,482,312
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised / LTIP shares issued (in shares) | shares	11,756,114	6,333,687	8,451,272
Weighted average exercise price, exercised (in usd per share)	$ 0.857	$ 0.599	$ 0.520
Award vesting period	1 year
Number of share options outstanding in share-based payment arrangement (in shares) | shares	34,482,312	47,596,801	52,789,478	50,106,488
Exercise value | $	$ 29,828,000	$ 42,742,000	$ 48,123,000
0.28 - 0.57 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	0	0	3,482,428
Exercise value | $	$ 0	$ 0	$ 1,322,000
0.28 - 0.57 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.28
0.28 - 0.57 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.57
0.57 – 0.85 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	6,739,000	26,796,675	12,290,925
Exercise value | $	$ 4,967,000	$ 21,847,000	$ 10,155,000
0.57 – 0.85 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.57
0.57 – 0.85 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.85
0.85 – 2.83 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	27,743,312	20,800,126	37,016,125
Exercise value | $	$ 24,862,000	$ 20,895,000	$ 36,646,000
0.85 – 2.83 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.85
0.85 – 2.83 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 2.83